Foreclosed Real Estate - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Acquired Through Foreclosure Or Similar Procedures [Line Items]
Direct charges related to specifically identified declines	$ 33,139	$ 166,680
General reserve established for probable losses	730,219	185,000
Deferred gains on sales of foreclosed real estate	$ 396,962	$ 312,950